Risk and Capital Management - Schedule of Financial Assets at Amortized Cost and at Fair Value (Details) - Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial Assets	R$ 1,547,631	R$ 1,464,464
Expected credit loss	(51,313)	(52,936)
Pessimistic scenario
Disclosure of financial assets [line items]
Reduction/(Increase) of expected loss	(521)	(2,183)
Base scenario
Disclosure of financial assets [line items]
Reduction/(Increase) of expected loss	206	538
Optimistic scenario
Disclosure of financial assets [line items]
Reduction/(Increase) of expected loss	R$ 637	R$ 1,347